INVENTORIES	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
INVENTORIES

NOTE 7:-  INVENTORIES

	December 31,
	2015	2014

Raw materials	$1,584	$1,796
Finished goods	8,585	8,313

	$10,169	$10,109

As of December 31, 2015 and 2014, the finished products line item above includes deferral of the cost of goods sold for which revenue was not yet recognized in the amount of approximately $ 572 and $ 1,336, respectively.